Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The following table identifies our significant accounting policies presented in other Notes to Consolidated Financial Statements:

Investments	Note 4
Derivatives and Hedge Accounting	Note 5
Fair Value Measurements	Note 6
Deferred Acquisition Costs	Note 7
Reinsurance	Note 8
Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	Note 9
Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	Note 10
Long-Term Debt	Note 11
Income Taxes	Note 13
Commitments, Contingencies, and Guarantees	Note 14
Share-Based Compensation	Note 16
Accumulated Other Comprehensive Income (Loss)	Note 21

Other Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits. Cash equivalents also includes all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase.

Revenue and Expense Recognition

Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs. Expenses not related to policy acquisition are recognized when incurred.
Changes in Accounting Principles – Adopted in Current Year

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. The practical expedient allowed by this standard was elected and is being applied prospectively by the Company as reference rate reform unfolds. The contracts modified to date met the criteria for the practical expedient and therefore had no material impact on the Company’s Consolidated Financial Statements. In December 2022, the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. The amendments are effective for all entities as of December 21, 2022. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2024.

Changes in Accounting Principles – Issued but Not Yet Adopted

In August 2018, the FASB issued ASU 2018-12, “Targeted Improvements to the Accounting for Long-Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. ASU 2018-12 is effective for fiscal years beginning after December 15, 2022.

The amendments in ASU 2018-12 contain four significant changes:
1.Market risk benefits: market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which expose the Company to other than nominal market risk (for example, certain guaranteed benefits on annuity contracts, including guaranteed minimum withdrawal benefits and guaranteed minimum death benefits on variable annuities), will be measured at fair value. Changes in fair value will be recorded and presented separately within the income statement, with the exception of changes in fair value due to instrument-specific credit risk, which will be recognized in other comprehensive income (loss) (“OCI”). See Note 10 to Consolidated Financial Statements for more information regarding guaranteed benefits;

2.    Deferred acquisition costs: deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability on the underlying business;

3.    Liability for future policy benefits: annual review and, if necessary, update of cash flow assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited-payment insurance contracts will be required. These liabilities will be discounted using an upper-medium grade fixed income instrument yield which will be updated quarterly, with related changes in the liability recognized in OCI; and

4.    Enhanced disclosures: enhanced disclosures, including disaggregated roll-forwards of certain balance sheet accounts that provide information about actual and expected cash flows, as well as information about significant inputs, judgments, assumptions and methods used in measurement, will be required. The enhanced disclosures are intended to improve the ability of users of the financial statements to evaluate the timing, amount, and uncertainty of cash flows arising from long-duration contracts.

The Company will adopt the standard effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits for which we will apply a full retrospective transition approach. Under the modified retrospective approach, the Company will apply the guidance to contracts in force on the transition date on the basis of their existing carrying value, using updated future cash flow assumptions, and eliminate certain related amounts in accumulated other comprehensive income (loss) (“AOCI”). Under the full retrospective transition approach, the Company will apply the guidance as of the earliest period presented, using actual historical experience information as of contract inception, as if the accounting principle had always been applied.
Given the nature and extent of the required changes, the adoption of this standard will have a significant impact on the Company’s Consolidated Financial Statements and disclosures. Based upon the elected transition methods, the Company expects the adoption of the standard to result in a decrease of approximately $3 billion in the Company’s total equity at the transition date of January 1, 2021. This impact is based on the economic conditions experienced at the transition date.

The most significant drivers of the transition adjustment are:

•changes to the measurement of certain benefits currently accounted for as insurance benefits (e.g., guaranteed minimum death benefits on variable annuities) which will be classified as market risk benefits upon adoption and remeasured at fair value, the impact of which is highly dependent on market conditions, including interest rates;

•changes to the discount rate used to measure liabilities for future policyholder benefits which will be remeasured using current upper-medium grade fixed-income instrument yields, which are generally considered to be those on single-A rated public corporate debt; and

•the removal of certain balances recorded in AOCI related to changes in unrealized appreciation (depreciation) on investments.

In December 2022, the FASB issued ASU 2022-05, “Financial Services – Insurance: Transition for Sold Contracts”, which amends the guidance in ASU 2018-12 to allow an insurance entity to make an accounting policy election, on a transaction-by-transaction basis, to exclude contracts that meet certain criteria from applying the amendments in ASU 2018-12. ASU 2022-05 is effective consistent with the effective date of ASU 2018-12. The Company will adopt the standard effective January 1, 2023. The Company does not plan to make the accounting policy election and does not anticipate an impact to the Consolidated Financial Statements upon adoption.
In March 2022, the FASB issued ASU 2022-02, “Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.” The new guidance eliminates the accounting guidance for troubled debt restructurings by creditors, and instead requires an entity to evaluate whether a modification represents a new loan or a continuation of an existing loan. The amendments also enhance disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. New guidance for vintage disclosures requires that current-period gross write-offs be disclosed by year of origination for financing receivables and net investments in leases that fall within scope of the current expected credit loss model. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Updates should be applied prospectively. However, an entity has the option to apply the modified retrospective method related to the recognition and measurements of troubled debt restructurings. The Company will adopt the standard effective January 1, 2023, and does not anticipate a material impact to the Consolidated Financial Statements upon adoption.